POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (168)	$ (174)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 189	$ 197
Rate of future compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 10	$ 12
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (10)	$ (12)
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 36	$ 36
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (39)	$ (40)